SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Due to related party (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 20,033,917	$ 2,952,634	¥ 10,017,250
Short term borrowings one
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 10,017,250
Debt Instrument, Interest Rate Percentage	3.45%
Debt Instrument, Maturity Date	Dec. 13, 2025
Short term borrowings two
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 10,017,250	1,476,360
Debt Instrument, Interest Rate Percentage	3.45%
Debt Instrument, Maturity Date	Dec. 09, 2026
Short Term Borrowings Three
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 10,016,667	$ 1,476,274
Debt Instrument, Interest Rate Percentage	3.75%
Debt Instrument, Maturity Date	Apr. 29, 2027